Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of operating lease additional information	The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	116,523	137,318
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	254,745	40,588
Weighted average remaining lease term
Operating leases	1.95	2.23
Weighted average discount rate
Operating leases	5.95%	5.22%

Summary of future minimum payments under operating leases

As of December 31, 2025, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2026	86,176
2027	23,008
2028	6,663
2029	5,297
2030	5,297
2031 and thereafter	3,531
Less: imputed interest	6,396

Total	123,576